Statements of Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statements of Comprehensive Loss
Net loss	$ (47,825)	$ (14,988)	$ (21,531)	$ (15,310)
Other comprehensive loss (net of tax):
Unrealized (losses) gains on available-for-sale securities, net	(45)	42	(24)	69
Comprehensive loss	$ (47,870)	$ (14,946)	$ (21,555)	$ (15,241)